SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

        FORM 13F

  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]:

This Amendment (Check only one):
[  ] is a restatement.
[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                   Cohen, Klingenstein & Marks Incorporated
Address:                2109 Broadway
                        Suite 207
                        New York, New York  10023

13F File Number:        028-06250

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   George M. Cohen
Title:                  Principal
Phone:                  212-799-4880
Signature, Place, and Date of Signing:




George M. Cohen                   New York, New York    November 12, 2007

Report Type (Check only one.):

[ X]                    13F Holdings Report

[  ]                    13F Notice

[  ]                    13F Combination Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                         0

Form 13F Information Table Entry Total:                   89

Form 13F Information Table Value Total:              391,341
$ (thousands)

                                  Form 13F Information Table
                         Title of                   Value       Shares             Investment Other      Voting
Name of Issuer            Class        Cusip      (x$1000)    or Prn Amt    SH/PRN Discretion Managers Authority
Adobe Systems Inc.      com       00724F101           8,170        187,123   SH    sole        n/a     sole
Akamai Technologies     com       00971T101           6,654        231,615   SH    sole        n/a     sole
Allstate Corp.          com       020002101           1,547         27,050   SH    sole        n/a     sole
Altria Group            com       02209S103           1,092         15,705   SH    sole        n/a     sole
Amazon.com              com       023135106          15,120        162,320   SH    sole        n/a     sole
America Movil - ADR     com       02364W105           1,152         18,000   SH    sole        n/a     sole
American Express        com       025816109           2,886         48,610   SH    sole        n/a     sole
American Int'l Group    com       026874107          11,354        167,834   SH    sole        n/a     sole
Ameriprise Financial    com       03076C106             612          9,692   SH    sole        n/a     sole
Amgen Inc.              com       031162100           1,561         27,600   SH    sole        n/a     sole
Apollo Group            com       037604105          10,458        173,870   SH    sole        n/a     sole
Avon Products Inc.      com       054303102           2,785         74,195   SH    sole        n/a     sole
Bank of Amer. Corp.     com       060505104           6,540        130,100   SH    sole        n/a     sole
Becton, Dickinson       com       075887109             328          4,000   SH    sole        n/a     sole
Bed Bath & Beyond       com       075896100           6,482        189,990   SH    sole        n/a     sole
Berkshire Hathaway B    com       084670207           3,122            790   SH    sole        n/a     sole
BP Amoco PLC            com       055622104             367          5,292   SH    sole        n/a     sole
Broadcom Corp.          com       111320107           8,878        243,640   SH    sole        n/a     sole
Burlington N SantaFe    com       12189T104             828         10,200   SH    sole        n/a     sole
Carnival Corp.          com       143658300          10,835        223,725   SH    sole        n/a     sole
Celgene Corp.           com       151020104           4,639         65,050   SH    sole        n/a     sole
Cisco Systems Inc.      com       17275R102          12,757        385,057   SH    sole        n/a     sole
Citadel Broadcasting    com       17285T106              88         21,036   SH    sole        n/a     sole
Coach Inc.              com       189754104           7,743        163,795   SH    sole        n/a     sole
Cognizant Tech Sol.     com       192446102           7,507         94,085   SH    sole        n/a     sole
Comcast Corp. Cl 'A'    com       20030N101           1,055         43,635   SH    sole        n/a     sole
Comcast Special A       com       20030N200             642         26,812   SH    sole        n/a     sole
Corning Inc.            com       219350105           9,415        381,955   SH    sole        n/a     sole
Covance Inc.            com       222816100           2,328         29,885   SH    sole        n/a     sole
Discovery Holding Co.   com       25468Y107             255          8,836   SH    sole        n/a     sole
Eli Lilly               com       532457108           3,457         60,716   SH    sole        n/a     sole
Flextronics Intl Ltd    com       Y2573F102           7,660        685,152   SH    sole        n/a     sole
Gannett Co. Inc.        com       364730101           1,082         24,750   SH    sole        n/a     sole
Genentech Inc.          com       368710406           3,836         49,170   SH    sole        n/a     sole
General Electric Co.    com       369604103           3,541         85,520   SH    sole        n/a     sole
Gilead Sciences Inc.    com       375558103           3,947         96,584   SH    sole        n/a     sole
GlaxoSmithKline PLC     com       37733W105           5,267         99,000   SH    sole        n/a     sole
Goldman Sachs Group     com       38141G104           7,118         32,840   SH    sole        n/a     sole
Graphic Packaging       com       388688103             103         22,815   SH    sole        n/a     sole
Hartford Fin'l Ser.     com       416515104           1,319         14,250   SH    sole        n/a     sole
Hess Corp.              com       42809H107           2,407         36,174   SH    sole        n/a     sole
International Paper     com       460146103             269          7,500   SH    sole        n/a     sole
Int'l Bus. Machines     com       459200101          11,399         96,766   SH    sole        n/a     sole
Janus Capital Group     com       47102X105           1,201         42,470   SH    sole        n/a     sole
Johnson & Johnson       com       478160104           1,763         26,840   SH    sole        n/a     sole
Kraft Foods Inc.        com       50075N104             375         10,866   SH    sole        n/a     sole
Legg Mason, Inc.        com       524901105           6,298         74,715   SH    sole        n/a     sole
Liberty Media Hldg A    com       53071M302             580          4,644   SH    sole        n/a     sole
Libery Media Inter A    com       53071M104             446         23,228   SH    sole        n/a     sole
Macy's Inc.             com       55616P104             556         17,200   SH    sole        n/a     sole
Marvell Technology      com       G5876H105           6,746        412,105   SH    sole        n/a     sole
Maxim Integrated        com       57772K101           3,741        127,445   SH    sole        n/a     sole
Merck & Co.             com       589331107           4,234         81,912   SH    sole        n/a     sole
Micron Technology       com       595112103             189         17,000   SH    sole        n/a     sole
Monsanto Co.            com       61166W101          19,985        233,083   SH    sole        n/a     sole
Monster Worldwide       com       611742107           6,663        195,640   SH    sole        n/a     sole
News Corp ADR PRF       com       65248E104             300         13,640   SH    sole        n/a     sole
Nordstrom Inc.          com       655664100           1,500         32,000   SH    sole        n/a     sole
Nortel Networks Corp.   com       656568508             556         32,757   SH    sole        n/a     sole
Paychex, Inc.           com       704326107           7,638        186,295   SH    sole        n/a     sole
PepsiCo Inc.            com       713448108           7,526        102,725   SH    sole        n/a     sole
Pfizer, Inc.            com       717081103           6,398        261,903   SH    sole        n/a     sole
Pharma. Product Dev.    com       717124101           1,920         54,175   SH    sole        n/a     sole
Pogo Producing          com       730448107           3,722         70,081   SH    sole        n/a     sole
PowerShares QQQ Trust   com       73935A104           5,497        106,924   SH    sole        n/a     sole
Procter & Gamble        com       742718109           2,251         32,000   SH    sole        n/a     sole
Royal Caribbean Cru.    com       V7780T103             234          6,000   SH    sole        n/a     sole
Royal Dutch Shell PLC   com       780259206           4,306         52,400   SH    sole        n/a     sole
RR Donnelley & Sons     com       257867101             684         18,705   SH    sole        n/a     sole
Seagate Technology      com       G7945J104           8,244        322,295   SH    sole        n/a     sole
Sealed Air Corp.        com       81211K100           1,380         54,000   SH    sole        n/a     sole
Solectron Corp.         com       834182107             566        145,000   SH    sole        n/a     sole
St. Jude Medical Inc.   com       790849103           7,777        176,475   SH    sole        n/a     sole
Standard & Poors DR.    com       78462F103          15,115         99,061   SH    sole        n/a     sole
State Street Corp.      com       857477103           7,269        106,650   SH    sole        n/a     sole
Symantec Corp.          com       871503108             233         12,000   SH    sole        n/a     sole
Target Corp.            com       87612E106           9,104        143,210   SH    sole        n/a     sole
Telefonos Mexico 'L'    com       879403780             394         12,000   SH    sole        n/a     sole
Telephone & Data        com       879433100             334          5,000   SH    sole        n/a     sole
Telephone & Data - Sp   com       879433860             310          5,000   SH    sole        n/a     sole
Union Pacific Corp.     com       907818108             565          5,000   SH    sole        n/a     sole
United Parcel Service   com       911312106           9,166        122,050   SH    sole        n/a     sole
Vodafone Grp. PLC ADR   com       92857W100             617         17,007   SH    sole        n/a     sole
Walt Disney Co.         com       254687106           9,421        273,953   SH    sole        n/a     sole
Washington Post 'B'     com       939640108           5,018          6,250   SH    sole        n/a     sole
Western Union Co.       com       959802109           3,543        168,966   SH    sole        n/a     sole
Wyeth                   com       983024100             797         17,900   SH    sole        n/a     sole
Yahoo! Inc.             com       984332106           8,009        298,365   SH    sole        n/a     sole
Yum! Brands Inc.        com       988498101           1,807         53,400   SH    sole        n/a     sole
Zimmer Holdings Inc.    com       98956P102           7,758         95,795